Other Investments - Schedule of Other Investments (Detail) - Non-current [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other investments [line items]
Beginning of other investments	£ 2,126	£ 3,060
Exchange adjustments	100	5
Additions	150	177
Net fair value movements through Other comprehensive income	(716)	(902)
Net fair value movements through profit or loss	27	37
Disposals and settlements	(220)	(251)
Ending of other investments	1,467	2,126
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Beginning of other investments	1,927	2,939
Exchange adjustments	75	5
Additions	87	125
Net fair value movements through Other comprehensive income	(716)	(902)
Disposals and settlements	(220)	(240)
Ending of other investments	1,153	1,927
Investments measured at FVTPL [member]
Other investments [line items]
Beginning of other investments	199	121
Exchange adjustments	25
Additions	63	52
Net fair value movements through profit or loss	27	37
Disposals and settlements		(11)
Ending of other investments	£ 314	£ 199